Partly-Owned Subsidiaries with Material Non-Controlling Interests - Summary of Interests in Subsidiaries (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Net profit/(loss) for the year allocated to non-controlling interests	¥ (1,711,611)	¥ (3,603,515)	¥ 953,098
Accumulated balances of non-controlling interests at the reporting date	¥ 2,210,912	¥ 1,825,055
Zhongshi Credit Management Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage of equity interest held by non-controlling interests	10.00%	10.00%	10.00%
Net profit/(loss) for the year allocated to non-controlling interests	¥ 28,845	¥ (33,157)	¥ (4,147)
Accumulated balances of non-controlling interests at the reporting date	¥ 12,649	¥ (16,196)	¥ 16,962
Ping An Consumer Finance Co Ltd [Member]
Disclosure of subsidiaries [line items]
Percentage of equity interest held by non-controlling interests	30.00%	30.00%	30.00%
Net profit/(loss) for the year allocated to non-controlling interests	¥ 359,504	¥ 305,160	¥ 147,078
Accumulated balances of non-controlling interests at the reporting date	¥ 2,197,579	¥ 1,838,074	¥ 1,531,485